Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue
Farm revenue
Water revenue
Member assessments	36	48	36	48
Other income	10		11
Total Revenue	46	48	47	48
Direct cost of revenue
Gross Margin (Loss)	46	48	47	48
Operating Expenses:
General and administrative	2,537	1,773	4,631	2,836
Depreciation	75	35	128	49
Total operating expenses	2,612	1,808	4,759	2,885
(Loss) from operations	(2,566)	(1,760)	(4,712)	(2,837)
Other income (expense)
Interest expense	(903)	(215)	(1,561)	(383)
Warrant expense	(242)		(297)	(188)
Other income (expense)	(36)	1	(36)	8
Total other income (expense)	(1,181)	(214)	(1,894)	(563)
Net (Loss) from continuing operations before taxes	(3,747)	(1,974)	(6,606)	(3,400)
Income tax (provision) benefit
Net (Loss) from continuing operations	(3,747)	(1,974)	(6,606)	(3,400)
Discontinued Operations (Note 1)
Loss from operations of discontinued real estate and mortgage business		(9)		(31)
Income tax (provision) benefit from discontinued operations
(Loss) on discontinued operations		(9)		(31)
Net (Loss)	(3,747)	(1,983)	(6,606)	(3,431)
Net loss (income) attributable to the noncontrolling interest (Note 2)	(12)	(24)	(4)	(24)
Net (Loss) attributable to Two Rivers Water Company	$ (3,759)	$ (2,007)	$ (6,610)	$ (3,455)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations (in Dollars per share)	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)
(Loss) from discontinued operations
Total (in Dollars per share)	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)
Weighted Average Shares Outstanding:
Basic and Dilutive (in Shares)	23,531	22,054	23,374	21,054